Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Leases
Note 6. OPERATING LEASES
The Company leases an office space under a
non-cancellable
operating lease expiring November 2023. In addition, the Company rents an office space from the Law Firm, which is on a month to month basis and therefore not included in the future minimum lease payments below. Rent expense for the three months ended March 31, 2022 and 2021 was $0.2 million and $0.2 million, respectively.
The future minimum lease payments under
non-cancelable
operating leases as of March 31, 2022 for the next five years and thereafter are as follows (in thousands):

Year Ending December 31,	Lease Payments
Remaining 2022	$173
2023 (1)	217

Total	$390

(1)	Operating lease expires before or during the year ending December 31, 2023

Note 6. OPERATING LEASE
The Company leases an office space under a
non-cancellable
operating lease expiring November 2023. Rent expense for the years ended December 31, 2021 and 2020 was $0.8 million and $1.5 million, respectively. Rent expense for these periods includes expenses for office space the Company rents from the Law Firm. The rent is on a month to month basis and therefore not included in the future minimum lease payments below.
The future minimum lease payments under
non-cancelable
operating leases as of December 31, 2021 for the next five years and thereafter are as follows (in thousands):

Year Ending December 31,	Lease Payments
2022	$231
2023(1)	217
Total	$448

(1) Operating lease expires before or during the year ending December 31, 2023